LEASES - Lessor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Product revenue from sales-type leases	$ 15,937	$ 19,802
Cost of product revenue from sales-type leases	4,178	2,152
Short term net investment in lease receivable	8,367	7,972
Long-term net investment in lease receivable	16,798	$ 13,099
Future sales-type lease receipts
2024	8,367
2025	7,528
2026	5,130
2027	2,577
2028 and thereafter	1,563
Total future minimum receipts	25,165
Less - unearned interest income	(1,076)
Total	$ 24,089